Financial instruments (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Assets and liabilities measured at fair value on a recurring basis
end of 2Q21	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	141	0	–		–		141
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	69,465	0	–		–		69,465
Securities received as collateral	33,337	5,265	84	–		–		38,686
Trading assets	63,367	161,743	5,938	(101,348)		805		130,505
of which debt securities	11,267	44,628	1,655	–		70		57,620
of which foreign governments	10,885	11,376	40	–		–		22,301
of which corporates	265	9,854	889	–		70		11,078
of which RMBS	0	20,528	477	–		–		21,005
of which equity securities	41,037	2,172	282	–		735		44,226
of which derivatives	9,422	113,199	2,883	(101,348)		–		24,156
of which interest rate products	1,212	55,831	805	–		–		–
of which foreign exchange products	220	19,512	139	–		–		–
of which equity/index-related products	7,941	32,473	490	–		–		–
of which other derivatives	0	147	1,073	–		–		–
of which other trading assets	1,641	1,744	1,118	–		–		4,503
Investment securities	35	759	0	–		–		794
Other investments	13	7	2,231	–		496		2,747
of which other equity investments	13	7	1,353	–		374		1,747
of which life finance instruments	0	0	877	–		–		877
Loans	0	8,173	2,928	–		–		11,101
of which commercial and industrial loans	0	1,712	1,411	–		–		3,123
of which financial institutions	0	3,958	643	–		–		4,601
Other intangible assets (mortgage servicing rights)	0	0	189	–		–		189
Other assets	155	9,191	1,436	(440)		–		10,342
of which failed purchases	126	1,590	12	–		–		1,728
of which loans held-for-sale	0	6,433	1,287	–		–		7,720
Total assets at fair value	96,907	254,744	12,806	(101,788)		1,301		263,970
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2Q21	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	330	0	–		–		330
Customer deposits	0	3,489	432	–		–		3,921
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	10,983	0	–		–		10,983
Obligation to return securities received as collateral	33,337	5,265	84	–		–		38,686
Trading liabilities	24,903	113,684	3,035	(108,650)		–		32,972
of which debt securities	3,230	4,823	0	–		–		8,053
of which foreign governments	3,131	1,002	0	–		–		4,133
of which equity securities	12,134	141	41	–		–		12,316
of which derivatives	9,539	108,720	2,994	(108,650)		–		12,603
of which interest rate products	1,184	52,087	142	–		–		–
of which foreign exchange products	176	20,973	62	–		–		–
of which equity/index-related products	8,127	29,144	1,738	–		–		–
Short-term borrowings	0	7,448	1,106	–		–		8,554
Long-term debt	0	59,763	9,673	–		–		69,436
of which structured notes over one year and up to two years	0	11,742	2,124	–		–		13,866
of which structured notes over two years	0	24,088	6,777	–		–		30,865
of which high-trigger instruments	0	11,080	0	–		–		11,080
Other liabilities	90	7,557	535	(271)		–		7,911
Total liabilities at fair value	58,330	208,519	14,865	(108,921)		–		172,793
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 4Q20	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	525	0	–		–		525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	57,994	0	–		–		57,994
Securities received as collateral	44,074	6,598	101	–		–		50,773
Trading assets	87,710	181,166	7,535	(119,731)		658		157,338
of which debt securities	16,321	45,766	2,253	–		55		64,395
of which foreign governments	15,908	11,909	140	–		–		27,957
of which corporates	353	9,799	1,270	–		55		11,477
of which RMBS	0	20,882	557	–		–		21,439
of which equity securities	60,044	2,466	124	–		603		63,237
of which derivatives	9,297	132,054	3,911	(119,731)		–		25,531
of which interest rate products	3,036	71,043	733	–		–		–
of which foreign exchange products	42	24,259	143	–		–		–
of which equity/index-related products	6,150	31,945	1,186	–		–		–
of which other derivatives	22	110	1,079	–		–		–
of which other trading assets	2,048	880	1,247	–		–		4,175
Investment securities	2	605	0	–		–		607
Other investments	13	6	3,054	–		721		3,794
of which other equity investments	13	6	2,132	–		608		2,759
of which life finance instruments	0	0	920	–		–		920
Loans	0	7,739	3,669	–		–		11,408
of which commercial and industrial loans	0	2,187	1,347	–		–		3,534
of which financial institutions	0	3,506	1,082	–		–		4,588
Other intangible assets (mortgage servicing rights)	0	0	180	–		–		180
Other assets	137	7,315	1,825	(904)		–		8,373
of which failed purchases	109	1,229	51	–		–		1,389
of which loans held-for-sale	0	4,870	1,576	–		–		6,446
Total assets at fair value	131,936	261,948	16,364	(120,635)		1,379		290,992
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 4Q20	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	413	0	–		–		413
Customer deposits	0	3,895	448	–		–		4,343
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	13,594	0	–		–		13,594
Obligation to return securities received as collateral	44,074	6,598	101	–		–		50,773
Trading liabilities	33,544	137,947	4,246	(129,867)		1		45,871
of which equity securities	20,527	111	55	–		1		20,694
of which derivatives	10,536	132,885	4,191	(129,867)		–		17,745
of which interest rate products	3,264	68,159	169	–		–		–
of which foreign exchange products	51	28,819	72	–		–		–
of which equity/index-related products	7,149	30,612	2,010	–		–		–
of which credit derivatives	0	4,663	1,335	–		–		–
Short-term borrowings	0	10,039	701	–		–		10,740
Long-term debt	0	63,708	7,268	–		–		70,976
of which structured notes over one year and up to two years	0	11,787	1,133	–		–		12,920
of which structured notes over two years	0	28,330	5,526	–		–		33,856
of which high-trigger instruments	0	10,586	0	–		–		10,586
Other liabilities	0	6,678	1,271	(169)		–		7,780
Total liabilities at fair value	77,618	242,872	14,035	(130,036)		1		204,490
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues		Other revenues		Accumulated other comprehensive income
6M21	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Securities received as collateral	101	0	0	64	(86)	0	0	0	0	0	0	0	0	5	84	0
Trading assets	7,535	594	(1,635)	2,472	(2,976)	508	(1,119)	39	140	0	0	0	0	380	5,938	128
of which debt securities	2,253	296	(736)	1,859	(2,285)	0	0	(7)	138	0	0	0	0	137	1,655	103
of which corporates	1,270	137	(176)	1,403	(1,913)	0	0	(5)	95	0	0	0	0	78	889	99
of which derivatives	3,911	179	(856)	0	0	508	(1,033)	29	(30)	0	0	0	0	175	2,883	72
of which interest rate products	733	59	(81)	0	0	114	(59)	0	18	0	0	0	0	21	805	54
of which other derivatives	1,079	0	0	0	0	153	(157)	0	(55)	0	0	0	0	53	1,073	(60)
of which other trading assets	1,247	22	(32)	493	(617)	0	(86)	10	21	0	0	0	0	60	1,118	(47)
Other investments	3,054	3	(753)	20	(473)	0	0	0	(17)	0	318	0	0	79	2,231	43
of which other equity investments	2,132	0	(753)	3	(375)	0	0	0	(6)	0	318	0	0	34	1,353	52
of which life finance instruments	920	0	0	17	(94)	0	0	0	(11)	0	0	0	0	45	877	18
Loans	3,669	22	(533)	357	(73)	162	(946)	8	85	0	1	0	0	176	2,928	25
of which commercial and industrial loans	1,347	22	(12)	10	(31)	119	(184)	14	57	0	1	0	0	68	1,411	36
of which financial institutions	1,082	0	(222)	0	(42)	32	(296)	3	40	0	0	0	0	46	643	4
Other intangible assets (mortgage servicing rights)	180	0	0	22	0	0	0	0	0	0	(22)	0	0	9	189	(22)
Other assets	1,825	164	(451)	2,500	(2,176)	77	(573)	13	(42)	0	0	0	0	99	1,436	(76)
of which loans held-for-sale	1,576	164	(409)	2,469	(2,137)	77	(571)	11	19	0	0	0	0	88	1,287	(41)
Total assets at fair value	16,364	783	(3,372)	5,435	(5,784)	747	(2,638)	60	166	0	297	0	0	748	12,806	98
Liabilities (CHF million)
Customer deposits	448	0	0	0	0	0	0	0	(8)	0	0	0	(13)	5	432	10
Obligation to return securities received as collateral	101	0	0	64	(86)	0	0	0	0	0	0	0	0	5	84	0
Trading liabilities	4,246	584	(1,961)	80	(24)	710	(1,138)	152	169	0	0	0	0	217	3,035	779
of which derivatives	4,191	566	(1,961)	69	(4)	710	(1,138)	152	193	0	0	0	0	216	2,994	781
of which equity/index-related derivatives	2,010	427	(1,049)	0	0	350	(527)	151	265	0	0	0	0	111	1,738	529
Short-term borrowings	701	155	(207)	0	0	930	(608)	(1)	95	0	0	0	0	41	1,106	67
Long-term debt	7,268	2,715	(2,046)	0	0	4,401	(3,119)	62	(4)	0	4	(3)	(30)	425	9,673	210
of which structured notes over one year and up to two years	1,133	1,165	(732)	0	0	1,127	(771)	39	97	0	0	0	(1)	67	2,124	39
of which structured notes over two years	5,526	1,532	(1,287)	0	0	3,020	(2,227)	24	(109)	0	0	(2)	(29)	329	6,777	(59)
Other liabilities	1,271	7	(552)	24	(46)	59	(424)	8	(8)	107	38	0	0	51	535	2
Total liabilities at fair value	14,035	3,461	(4,766)	168	(156)	6,100	(5,289)	221	244	107	42	(3)	(43)	744	14,865	1,068
Net assets/(liabilities) at fair value	2,329	(2,678)	1,394	5,267	(5,628)	(5,353)	2,651	(161)	(78)	(107)	255	3	43	4	(2,059)	(970)
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues or accumulated other comprehensive income. As of 6M21, changes in net unrealized gains/(losses) of CHF (1,011) million and CHF 25 million were recorded in trading revenues and other revenues, respectively, and changes in unrealized (gains)/losses of CHF 16 million were recorded in Gains/(losses) on liabilities relating to credit risk in Accumulated other comprehensive income/(loss).

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues		Other revenues		Accumulated other comprehensive income
6M20	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Securities received as collateral	1	0	0	173	(1)	0	0	0	0	0	0	0	0	(3)	170	0
Trading assets	7,885	2,489	(1,502)	4,272	(4,657)	1,290	(1,625)	169	796	(1)	0	0	0	(319)	8,797	1,076
of which debt securities	1,923	1,654	(708)	2,527	(2,000)	0	0	59	(122)	0	0	0	0	(135)	3,198	(19)
of which corporates	1,128	559	(564)	1,718	(1,230)	0	0	67	42	0	0	0	0	(78)	1,642	96
of which RMBS	317	902	(70)	557	(525)	0	0	(4)	(70)	0	0	0	0	(5)	1,102	(55)
of which derivatives	3,534	719	(629)	0	0	1,290	(1,606)	111	834	(1)	0	0	0	(151)	4,101	999
of which equity/index-related products	1,040	220	(240)	0	0	345	(597)	35	345	0	0	0	0	(81)	1,067	361
of which credit derivatives	879	379	(305)	0	0	700	(771)	100	211	0	0	0	0	(21)	1,172	325
of which other derivatives	909	0	0	0	0	155	(165)	0	207	0	0	0	0	(21)	1,085	210
of which other trading assets	2,231	100	(144)	1,707	(2,639)	0	(19)	(1)	151	0	0	0	0	(30)	1,356	11
Other investments	2,523	2	0	371	(107)	0	0	0	95	0	(19)	0	0	(26)	2,839	38
of which other equity investments	1,463	1	0	354	(19)	0	0	0	(11)	0	(18)	0	0	(5)	1,765	(35)
of which life finance instruments	1,052	0	0	17	(88)	0	0	0	106	0	0	0	0	(21)	1,066	74
Loans [2]	3,835	641	(375)	90	(479)	742	(569)	38	(336)	0	0	0	0	(74)	3,513	(296)
of which commercial and industrial loans [2]	1,401	390	(137)	45	(282)	447	(173)	3	(194)	0	0	0	0	(27)	1,473	(205)
of which financial institutions	1,201	44	(94)	0	(32)	275	(211)	13	(70)	0	0	0	0	(26)	1,100	(77)
Other intangible assets (mortgage servicing rights)	244	0	0	0	0	0	0	0	0	0	(31)	0	0	(4)	209	(31)
Other assets	1,846	1,432	(383)	2,400	(2,260)	282	(543)	16	(60)	0	0	0	0	(149)	2,581	(6)
of which loans held-for-sale	1,619	1,409	(339)	2,373	(2,259)	282	(543)	(8)	(87)	0	0	0	0	(143)	2,304	(87)
Total assets at fair value	16,334	4,564	(2,260)	7,306	(7,504)	2,314	(2,737)	223	495	(1)	(50)	0	0	(575)	18,109	781
Liabilities (CHF million)
Customer deposits	474	0	0	0	0	0	(27)	0	35	0	0	0	(22)	(27)	433	9
Obligation to return securities received as collateral	1	0	0	173	(1)	0	0	0	0	0	0	0	0	(3)	170	0
Trading liabilities	3,854	513	(904)	210	(195)	1,602	(1,276)	184	(151)	(5)	0	0	0	(105)	3,727	577
of which derivatives	3,801	497	(904)	0	(3)	1,602	(1,276)	184	(136)	(5)	0	0	0	(103)	3,657	575
of which equity/index-related derivatives	1,921	126	(493)	0	0	585	(486)	69	(262)	0	0	0	0	(59)	1,401	274
of which credit derivatives	1,211	333	(373)	0	0	896	(574)	117	(21)	0	0	0	0	(31)	1,558	135
Short-term borrowings	997	52	(200)	0	0	470	(706)	(2)	(118)	0	0	0	0	(13)	480	(40)
Long-term debt	12,610	1,843	(5,514)	0	0	4,294	(3,614)	461	(1,241)	0	0	87	(166)	(269)	8,491	(110)
of which structured notes over one year and up to two years	891	186	(423)	0	0	632	(435)	28	(111)	0	0	1	5	(18)	756	(30)
of which structured notes over two years	11,458	707	(5,077)	0	0	3,631	(3,140)	433	(1,138)	0	0	87	(170)	(245)	6,546	(89)
Other liabilities	1,385	168	(112)	195	(227)	64	(289)	(27)	(15)	0	86	0	0	(27)	1,201	43
Total liabilities at fair value	19,321	2,576	(6,730)	578	(423)	6,430	(5,912)	616	(1,490)	(5)	86	87	(188)	(444)	14,502	479
Net assets/(liabilities) at fair value	(2,987)	1,988	4,470	6,728	(7,081)	(4,116)	3,175	(393)	1,985	4	(136)	(87)	188	(131)	3,607	302
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues or accumulated other comprehensive income. As of 6M20, changes in net unrealized gains/(losses) of CHF 289 million and CHF (36) million were recorded in trading revenues and other revenues, respectively, and changes in unrealized (gains)/losses of CHF 49 million were recorded in Gains/(losses) on liabilities relating to credit risk in Accumulated other comprehensive income/(loss).

2 Includes an adjustment of CHF 118 million reflecting the impact of applying the fair value option on certain loans (previously held at amortized cost) at the adoption of the ASU 2019-05.

Quantitative information about level 3 assets and liabilities at fair value
Quantitative information about level 3 assets measured at fair value on a recurring basis
end of 2Q21	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading assets	5,938
of which debt securities	1,655
of which corporates	889
of which	172	Discounted cash flow	Credit spread, in bp		40	973	1,928
			Price, in %		0	100	28
			Recovery rate, in %		1	1	0
of which	12	Market comparable	Price, in %		0	100	63
of which	641	Option model	Buyback probability, in %		50	100	73
			Correlation, in %		(85)	100	68
			Credit spread, in bp		(4)	105	81
			Fund gap risk, in %	[2]	0	3	1
			Volatility, in %		0	137	18
of which	5	Vendor price	Price, in actuals		0	153	135
of which	55	Price	Price, in %		32	116	86
of which derivatives	2,883
of which interest rate products	805
of which	7	Discounted cash flow	Prepayment rate, in %		3	10	6
			Volatility, in %		93	97	95
of which	756	Option model	Correlation, in %		1	100	8
			Mean reversion, in %	[2]	(55)	(8)	0
			Prepayment rate, in %		3	28	10
			Volatility, in %		(3)	1	0
of which other derivatives	1,073	Discounted cash flow	Market implied life expectancy, in years		2	15	6
			Mortality rate, in %		72	137	98
of which other trading assets	1,118
of which	728	Discounted cash flow	Market implied life expectancy, in years		3	14	7
			Tax swap rate, in %		30	30	30
of which	256	Market comparable	Price, in %		0	125	28
of which	133	Option model	Mortality rate, in %		0	70	6
Other investments	2,231
of which other equity investments	1,353
of which	974	Adjusted NAV	Price, in actuals		310	310	310
of which	326	Price	Price, in %		100	100	100
			Price, in actuals		1	1,244	425
of which life finance instruments	877	Discounted cash flow	Market implied life expectancy, in years		2	16	6
Loans	2,928
of which commercial and industrial loans	1,411
of which	724	Discounted cash flow	Credit spread, in bp		146	2,014	589
of which	597	Price	Credit spread, in bp		300	300	300
			Price, in %		7	100	77
of which financial institutions	643
of which	529	Discounted cash flow	Credit spread, in bp		164	1,615	622
of which	113	Price	Price, in %		10	61	28
Other assets	1,436
of which loans held-for-sale	1,287
of which	354	Discounted cash flow	Credit spread, in bp		279	932	325
of which	885	Market comparable	Price, in %		0	152	81
of which	17	Price	Price, in %		0	63	53
1 Weighted average is calculated based on the fair value of the instruments.
2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
Quantitative information about level 3 assets measured at fair value on a recurring basis (continued)
end of 4Q20	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading assets	7,535
of which debt securities	2,253
of which corporates	1,270
of which	386	Discounted cash flow	Credit spread, in bp		(9)	1,509	1,007
of which	321	Market comparable	Price, in %		0	227	95
of which	416	Option model	Correlation, in %		(50)	100	55
			Gap risk, in %	[2]	0	2	0
			Recovery rate, in %		40	40	40
			Volatility, in %		0	158	23
of which	71	Vendor price	Price, in actuals		0	2,292	1,654
			Unadjusted NAV, in actuals		1	1	1
of which derivatives	3,911
of which equity/index-related products	1,186	Option model	Buyback probability, in %		50	100	66
			Correlation, in %		(50)	100	58
			Gap risk, in %	[2]	0	4	0
			Volatility, in %		(2)	158	24
of which other derivatives	1,079	Discounted cash flow	Market implied life expectancy, in years		2	14	6
			Mortality rate, in %		72	137	98
of which other trading assets	1,247
of which	766	Discounted cash flow	Market implied life expectancy, in years		3	14	7
Other investments	3,054
of which other equity investments	2,132
of which	840	Discounted cash flow	Discount rate, in %		9	9	9
			Terminal growth rate, in %		3	3	3
of which	118	Market comparable	Price, in %		100	100	100
of which	974	Adjusted NAV	Price, in actuals		310	310	310
of which	110	Vendor price	Price, in actuals		1	1,249	713
of which life finance instruments	920	Discounted cash flow	Market implied life expectancy, in years		2	15	6
Loans	3,669
of which commercial and industrial loans	1,347
of which	908	Discounted cash flow	Credit spread, in bp		237	1,480	554
			Recovery rate, in %		25	25	25
of which	338	Market comparable	Price, in %		0	100	70
	72	Option model	Pre-IPO intrinsic option, in actuals		100	100	100
of which financial institutions	1,082
of which	674	Discounted cash flow	Credit spread, in bp		192	1,698	612
			Recovery rate, in %		25	40	25
of which	190	Market comparable	Price, in %		0	100	54
Other assets	1,825
of which loans held-for-sale	1,576
of which	296	Discounted cash flow	Credit spread, in bp		246	506	343
			Recovery rate, in %		1	40	34
of which	1,277	Market comparable	Price, in %		0	111	71
1 Weighted average is calculated based on the fair value of the instruments.
2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
Quantitative information about level 3 liabilities measured at fair value on a recurring basis
end of 2Q21	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading liabilities	3,035
of which derivatives	2,994
of which equity/index-related derivatives	1,738
of which	3	Market comparable	Price, in actuals		0	34	30
of which	1,688	Option model	Buyback probability, in %	[2]	50	100	73
			Correlation, in %		(85)	100	67
			Dividend yield, in %		1	8	4
			Unadjusted NAV, in actuals		42	3,544	876
			Volatility, in %		(3)	137	18
of which	46	Price	Price, in actuals		0	1,636	1
Short-term borrowings	1,106
of which	44	Discounted cash flow	Credit spread, in bp		104	1,036	788
of which	968	Option model	Buyback probability, in %	[2]	50	100	73
			Correlation, in %		(85)	100	68
			Fund gap risk, in %	[3]	0	3	1
			Gap risk, in %	[3]	0	4	1
			Volatility, in %		0	137	16
of which	12	Price	Price, in %		59	59	59
Long-term debt	9,673
of which structured notes over one year and up to two years	2,124
of which	12	Discounted cash flow	Credit spread, in bp		40	40	40
of which	2,110	Option model	Buyback probability, in %	[2]	50	100	73
			Correlation, in %		(85)	100	69
			Credit spread, in bp		(4)	105	81
			Fund gap risk, in %	[3]	0	3	1
			Gap risk, in %	[3]	0	4	1
			Unadjusted NAV, in actuals		42	3,544	876
			Volatility, in %		0	137	18
of which structured notes over two years	6,777
of which	110	Discounted cash flow	Credit spread, in bp		2	309	84
of which	6,521	Option model	Buyback probability, in %	[2]	50	100	73
			Correlation, in %		(85)	100	68
			Credit spread, in bp		(4)	105	81
			Fund gap risk, in %	[3]	0	3	1
			Unadjusted NAV, in actuals		42	3,544	876
			Volatility, in %		0	137	14
of which	12	Price	Price, in %		4	26	21
1 Weighted average is calculated based on the fair value of the instruments.
2 Estimate of probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
Quantitative information about level 3 liabilities measured at fair value on a recurring basis (continued)
end of 4Q20	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading liabilities	4,246
of which derivatives	4,191
of which equity/index-related derivatives	2,010	Option model	Buyback probability, in %	[2]	50	100	66
			Correlation, in %		(50)	100	58
			Volatility, in %		(2)	158	27
of which credit derivatives	1,335
of which	738	Discounted cash flow	Correlation, in %		37	45	44
			Credit spread, in bp		0	1,468	391
			Default rate, in %		0	7	3
			Discount rate, in %		6	19	14
			Funding spread, in bp		55	183	120
			Loss severity, in %		0	100	68
			Prepayment rate, in %		0	9	7
			Recovery rate, in %		12	81	38
of which	520	Market comparable	Price, in %		84	116	99
of which	12	Option model	Correlation, in %		49	50	50
			Credit spread, in bp		13	865	250
Short-term borrowings	701
of which	58	Discounted cash flow	Credit spread, in bp		(4)	992	722
			Recovery rate, in %		35	40	39
of which	508	Option model	Buyback probability, in %		50	100	66
			Correlation, in %		(50)	100	56
			Fund gap risk, in %	[3]	0	2	0
			Volatility, in %		3	158	30
Long-term debt	7,268
of which structured notes over one year and up to two years	1,133
of which	48	Discounted cash flow	Credit spread, in bp		35	189	52
			Recovery rate, in %		25	25	25
of which	1,051	Option model	Buyback probability, in %	[2]	50	100	66
			Correlation, in %		(50)	100	55
			Fund gap risk, in %	[3]	0	2	0
			Gap risk, in %		0	4	1
			Volatility, in %		0	158	24
of which structured notes over two years	5,526
of which	1,380	Discounted cash flow	Credit spread, in bp		(14)	481	58
			Recovery rate, in %		23	40	38
of which	9	Market comparable	Price, in %		27	46	27
of which	3,961	Option model	Buyback probability, in %	[2]	50	100	66
			Correlation, in %		(50)	100	55
			Gap risk, in %	[3]	0	2	0
			Mean reversion, in %	[4]	(10)	0	(5)
			Volatility, in %		0	158	21
1 Weighted average is calculated based on the fair value of the instruments.
2 Estimate of probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.

Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
Gains/(losses) attributable to changes in instrument-specific credit risk
	Gains/(losses) recorded into AOCI			[1]	Gains/(losses) recorded in AOCI transferred to net income		[1]
in	2Q21	Cumulative	2Q20		2Q21	2Q20
Financial instruments (CHF million)
Customer deposits	(1)	(64)	(15)		0	0
Short-term borrowings	3	(55)	(24)		0	0
Long-term debt	(518)	(2,464)	(3,150)		31	22
of which treasury debt over two years	(523)	(1,121)	(1,632)		0	0
of which structured notes over two years	(9)	(1,252)	(1,253)		31	22
Total	(516)	(2,583)	(3,189)		31	22
1 Amounts are reflected gross of tax.

Fair Value, Option, Quantitative Disclosures [Table Text Block]
Difference between the aggregate fair value and unpaid principal balances of fair value option-elected financial instruments
	2Q21			4Q20
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,465	69,314	151	57,994	57,895	99
Loans	11,101	11,804	(703)	11,408	12,079	(671)
Other assets [1]	9,448	12,122	(2,674)	7,834	10,090	(2,256)
Due to banks and customer deposits	(538)	(471)	(67)	(578)	(489)	(89)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(10,983)	(10,982)	(1)	(13,594)	(13,578)	(16)
Short-term borrowings	(8,554)	(8,556)	2	(10,740)	(10,632)	(108)
Long-term debt [2]	(69,436)	(71,204)	1,768	(70,976)	(73,842)	2,866
Other liabilities	(883)	(1,844)	961	(616)	(1,569)	953

Non-performing and non-interest-earning loans [3]	591	3,543	(2,952)	543	3,364	(2,821)
1 Primarily loans held-for-sale.
2
Long-term debt includes both principal-protected and non-principal protected instruments. For non-principal-protected instruments, the original notional amount has been reported in the aggregate unpaid principal.

3 Included in loans or other assets.
Gains and losses on financial instruments
	6M21		6M20
in	Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	18	[1]	1	[1]
of which related to credit risk	8		(6)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	306	[1]	789	[1]
Other investments	293	[2]	205	[3]
of which related to credit risk	0		1
Loans	277	[1]	(247)	[3]
of which related to credit risk	59		(575)
Other assets	405	[1]	416	[1]
of which related to credit risk	173		(19)
Due to banks and customer deposits	(37)	[3]	(39)	[3]
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(29)	[1]	(82)	[1]
Short-term borrowings	(406)	[3]	(16)	[3]
of which related to credit risk	(1)		1
Long-term debt	(3,802)	[3]	1,270	[3]
of which related to credit risk	0		14
Other liabilities	120	[2]	(102)	[3]
of which related to credit risk	67		(124)
1 Primarily recognized in net interest income.
2 Primarily recognized in other revenues.
3 Primarily recognized in trading revenues.

Fair Value, by Balance Sheet Grouping [Table Text Block]
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2Q21 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	25,179	0	25,180	0	25,180
Loans	285,192	0	280,554	13,252	293,806
Other financial assets [1]	161,682	145,446	16,030	288	161,764
Financial liabilities
Due to banks and customer deposits	413,995	239,202	174,860	0	414,062
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,941	0	9,941	0	9,941
Short-term borrowings	13,813	0	13,813	0	13,813
Long-term debt	100,790	0	100,867	2,968	103,835
Other financial liabilities [2]	14,389	0	13,950	406	14,356
4Q20 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,139	0	21,139	0	21,139
Loans	277,137	0	272,660	14,534	287,194
Other financial assets [1]	155,266	138,672	16,315	303	155,290
Financial liabilities
Due to banks and customer deposits	402,589	234,700	167,924	0	402,624
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,256	0	10,256	0	10,256
Short-term borrowings	10,128	0	10,128	0	10,128
Long-term debt	90,111	0	90,897	2,317	93,214
Other financial liabilities [2]	16,012	0	15,567	412	15,979
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes cash collateral on derivative instruments and interest and fee payables.

Bank
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Assets and liabilities measured at fair value on a recurring basis
end of 6M21	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	141	0	–		–		141
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	69,465	0	–		–		69,465
Securities received as collateral	33,337	5,265	84	–		–		38,686
Trading assets	63,427	161,961	5,938	(101,447)		805		130,684
of which debt securities	11,267	44,747	1,655	–		70		57,739
of which foreign government	10,885	11,376	40	–		–		22,301
of which corporates	265	9,973	889	–		70		11,197
of which RMBS	0	20,528	477	–		–		21,005
of which equity securities	41,098	2,172	282	–		735		44,287
of which derivatives	9,422	113,297	2,883	(101,447)		–		24,155
of which interest rate products	1,212	55,930	805	–		–		–
of which foreign exchange products	220	19,512	139	–		–		–
of which equity/index-related products	7,941	32,473	490	–		–		–
of which other derivatives	0	146	1,073	–		–		–
of which other trading assets	1,640	1,745	1,118	–		–		4,503
Investment securities	33	759	0	–		–		792
Other investments	13	7	2,231	–		495		2,746
of which other equity investments	13	7	1,353	–		373		1,746
of which life finance instruments	0	0	877	–		–		877
Loans	0	8,173	2,928	–		–		11,101
of which commercial and industrial loans	0	1,712	1,411	–		–		3,123
of which financial institutions	0	3,958	643	–		–		4,601
Other intangible assets (mortgage servicing rights)	0	0	189	–		–		189
Other assets	155	9,191	1,436	(440)		–		10,342
of which failed purchases	126	1,590	12	–		–		1,728
of which loans held-for-sale	0	6,433	1,287	–		–		7,720
Total assets at fair value	96,965	254,962	12,806	(101,887)		1,300		264,146
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 6M21	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	330	0	–		–		330
Customer deposits	0	3,489	432	–		–		3,921
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	11,080	0	–		–		11,080
Obligation to return securities received as collateral	33,337	5,265	84	–		–		38,686
Trading liabilities	24,903	113,741	3,035	(108,708)		–		32,971
of which debt securities	3,230	4,824	0	–		–		8,054
of which foreign government	3,131	1,002	0	–		–		4,133
of which equity securities	12,133	141	41	–		–		12,315
of which derivatives	9,540	108,776	2,994	(108,708)		–		12,602
of which interest rate products	1,184	52,145	142	–		–		–
of which foreign exchange products	176	20,973	62	–		–		–
of which equity/index-related products	8,127	29,143	1,738	–		–		–
Short-term borrowings	0	7,448	1,106	–		–		8,554
Long-term debt	0	58,813	9,673	–		–		68,486
of which structured notes over one year and up to two years	0	11,742	2,124	–		–		13,866
of which structured notes over two years	0	24,088	6,777	–		–		30,865
of which high-trigger instruments	0	11,124	0	–		–		11,124
Other liabilities	90	7,537	535	(271)		–		7,891
Total liabilities at fair value	58,330	207,703	14,865	(108,979)		–		171,919
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2020	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	525	0	–		–		525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	57,994	0	–		–		57,994
Securities received as collateral	44,074	6,598	101	–		–		50,773
Trading assets	87,746	181,303	7,535	(119,731)		658		157,511
of which debt securities	16,321	45,903	2,253	–		55		64,532
of which foreign government	15,908	11,909	140	–		–		27,957
of which corporates	353	9,936	1,270	–		55		11,614
of which RMBS	0	20,882	557	–		–		21,439
of which equity securities	60,080	2,466	124	–		603		63,273
of which derivatives	9,297	132,054	3,911	(119,731)		–		25,531
of which interest rate products	3,036	71,043	733	–		–		–
of which foreign exchange products	42	24,259	143	–		–		–
of which equity/index-related products	6,150	31,945	1,186	–		–		–
of which other derivatives	22	110	1,079	–		–		–
of which other trading assets	2,048	880	1,247	–		–		4,175
Investment securities	1	604	0	–		–		605
Other investments	13	6	3,054	–		720		3,793
of which other equity investments	13	6	2,132	–		609		2,760
of which life finance instruments	0	0	920	–		–		920
Loans	0	7,739	3,669	–		–		11,408
of which commercial and industrial loans	0	2,187	1,347	–		–		3,534
of which financial institutions	0	3,506	1,082	–		–		4,588
Other intangible assets (mortgage servicing rights)	0	0	180	–		–		180
Other assets	137	7,315	1,825	(904)		–		8,373
of which failed purchases	109	1,229	51	–		–		1,389
of which loans held-for-sale	0	4,870	1,576	–		–		6,446
Total assets at fair value	131,971	262,084	16,364	(120,635)		1,378		291,162
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2020	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	413	0	–		–		413
Customer deposits	0	3,895	448	–		–		4,343
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	13,688	0	–		–		13,688
Obligation to return securities received as collateral	44,074	6,598	101	–		–		50,773
Trading liabilities	33,543	138,018	4,246	(129,937)		1		45,871
of which equity securities	20,527	111	55	–		1		20,694
of which derivatives	10,535	132,956	4,191	(129,937)		–		17,745
of which interest rate products	3,264	68,229	169	–		–		–
of which foreign exchange products	51	28,819	72	–		–		–
of which equity/index-related products	7,149	30,612	2,010	–		–		–
of which credit derivatives	0	4,663	1,335	–		–		–
Short-term borrowings	0	10,039	701	–		–		10,740
Long-term debt	0	62,957	7,286	–		–		70,243
of which structured notes over one year and up to two years	0	11,787	1,133	–		–		12,920
of which structured notes over two years	0	28,330	5,526	–		–		33,856
of which high-trigger instruments	0	10,627	0	–		–		10,627
Other liabilities	0	6,675	1,250	(169)		–		7,756
Total liabilities at fair value	77,617	242,283	14,032	(130,106)		1		203,827
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues		Other revenues		Accumulated other comprehensive income
6M21	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Securities received as collateral	101	0	0	64	(86)	0	0	0	0	0	0	0	0	5	84	0
Trading assets	7,535	594	(1,635)	2,472	(2,976)	508	(1,119)	39	140	0	0	0	0	380	5,938	128
of which debt securities	2,253	296	(736)	1,859	(2,285)	0	0	(7)	138	0	0	0	0	137	1,655	103
of which corporates	1,270	137	(176)	1,403	(1,913)	0	0	(5)	95	0	0	0	0	78	889	99
of which derivatives	3,911	179	(856)	0	0	508	(1,033)	29	(30)	0	0	0	0	175	2,883	72
of which interest rate products	733	59	(81)	0	0	114	(59)	0	18	0	0	0	0	21	805	54
of which other derivatives	1,079	0	0	0	0	153	(157)	0	(55)	0	0	0	0	53	1,073	(60)
of which other trading assets	1,247	22	(32)	493	(617)	0	(86)	10	21	0	0	0	0	60	1,118	(47)
Other investments	3,054	3	(753)	20	(473)	0	0	0	(17)	0	318	0	0	79	2,231	46
of which other equity investments	2,132	0	(753)	3	(375)	0	0	0	(6)	0	318	0	0	34	1,353	55
of which life finance instruments	920	0	0	17	(94)	0	0	0	(11)	0	0	0	0	45	877	18
Loans [2]	3,669	22	(533)	357	(73)	162	(946)	8	85	0	1	0	0	176	2,928	25
of which commercial and industrial loans [2]	1,347	22	(12)	10	(31)	119	(184)	14	57	0	1	0	0	68	1,411	36
of which financial institutions	1,082	0	(222)	0	(42)	32	(296)	3	40	0	0	0	0	46	643	4
Other intangible assets (mortgage servicing rights)	180	0	0	22	0	0	0	0	0	0	(22)	0	0	9	189	(22)
Other assets	1,825	164	(451)	2,500	(2,176)	77	(573)	13	(42)	0	0	0	0	99	1,436	(76)
of which loans held-for-sale	1,576	164	(409)	2,469	(2,137)	77	(571)	11	19	0	0	0	0	88	1,287	(41)
Total assets at fair value	16,364	783	(3,372)	5,435	(5,784)	747	(2,638)	60	166	0	297	0	0	748	12,806	101
Liabilities (CHF million)
Customer deposits	448	0	0	0	0	0	0	0	(8)	0	0	0	(13)	5	432	10
Obligation to return securities received as collateral	101	0	0	64	(86)	0	0	0	0	0	0	0	0	5	84	0
Trading liabilities	4,246	584	(1,961)	80	(24)	710	(1,138)	152	169	0	0	0	0	217	3,035	779
of which derivatives	4,191	566	(1,961)	69	(4)	710	(1,138)	152	193	0	0	0	0	216	2,994	781
of which equity/index-related derivatives	2,010	427	(1,049)	0	0	350	(527)	151	265	0	0	0	0	111	1,738	529
Short-term borrowings	701	155	(207)	0	0	930	(608)	(1)	95	0	0	0	0	41	1,106	67
Long-term debt	7,286	2,697	(2,046)	0	0	4,401	(3,119)	62	(8)	0	0	(3)	(30)	433	9,673	203
of which structured notes over one year and up to two years	1,133	1,165	(732)	0	0	1,127	(771)	39	97	0	0	0	(1)	67	2,124	39
of which structured notes over two years	5,526	1,532	(1,287)	0	0	3,020	(2,227)	24	(109)	0	0	(2)	(29)	329	6,777	(59)
Other liabilities	1,250	7	(533)	24	(46)	59	(416)	8	(8)	102	38	0	0	50	535	2
Total liabilities at fair value	14,032	3,443	(4,747)	168	(156)	6,100	(5,281)	221	240	102	38	(3)	(43)	751	14,865	1,061
Net assets/(liabilities) at fair value	2,332	(2,660)	1,375	5,267	(5,628)	(5,353)	2,643	(161)	(74)	(102)	259	3	43	(3)	(2,059)	(960)
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues or accumulated other comprehensive income. As of 6M21, changes in net unrealized gains/(losses) of CHF (1,003) million and CHF 28 million were recorded in trading revenues and other revenues, respectively, and changes in unrealized (gains)/losses of CHF 15 million were recorded in Gains/(losses) on liabilities relating to credit risk in Accumulated other comprehensive income/(loss).

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues		Other revenues		Accumulated other comprehensive income
6M20	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Securities received as collateral	1	0	0	173	(1)	0	0	0	0	0	0	0	0	(3)	170	0
Trading assets	7,885	2,489	(1,502)	4,272	(4,657)	1,290	(1,625)	169	796	(1)	0	0	0	(319)	8,797	1,076
of which debt securities	1,923	1,654	(708)	2,527	(2,000)	0	0	59	(122)	0	0	0	0	(135)	3,198	(19)
of which corporates	1,128	559	(564)	1,718	(1,230)	0	0	67	42	0	0	0	0	(78)	1,642	96
of which RMBS	317	902	(70)	557	(525)	0	0	(4)	(70)	0	0	0	0	(5)	1,102	(55)
of which derivatives	3,534	719	(629)	0	0	1,290	(1,606)	111	834	(1)	0	0	0	(151)	4,101	999
of which equity/index-related products	1,040	220	(240)	0	0	345	(597)	35	345	0	0	0	0	(81)	1,067	361
of which credit derivatives	879	379	(305)	0	0	700	(771)	100	211	0	0	0	0	(21)	1,172	325
of which other derivatives	909	0	0	0	0	155	(165)	0	207	0	0	0	0	(21)	1,085	210
of which other trading assets	2,231	100	(144)	1,707	(2,639)	0	(19)	(1)	151	0	0	0	0	(30)	1,356	11
Other investments	2,523	2	0	371	(107)	0	0	0	95	0	(19)	0	0	(26)	2,839	38
of which other equity investments	1,463	1	0	354	(19)	0	0	0	(11)	0	(18)	0	0	(5)	1,765	(35)
of which life finance instruments	1,052	0	0	17	(88)	0	0	0	106	0	0	0	0	(21)	1,066	74
Loans [2]	3,835	641	(375)	90	(479)	742	(569)	38	(336)	0	0	0	0	(74)	3,513	(296)
of which commercial and industrial loans [2]	1,402	390	(137)	45	(282)	447	(173)	3	(194)	0	0	0	0	(28)	1,473	(205)
of which financial institutions	1,201	44	(94)	0	(32)	275	(211)	13	(70)	0	0	0	0	(26)	1,100	(77)
Other intangible assets (mortgage servicing rights)	244	0	0	0	0	0	0	0	0	0	(31)	0	0	(4)	209	(31)
Other assets	1,846	1,432	(383)	2,400	(2,260)	282	(543)	16	(60)	0	0	0	0	(149)	2,581	(6)
of which loans held-for-sale	1,619	1,409	(339)	2,373	(2,259)	282	(543)	(8)	(87)	0	0	0	0	(143)	2,304	(87)
Total assets at fair value	16,334	4,564	(2,260)	7,306	(7,504)	2,314	(2,737)	223	495	(1)	(50)	0	0	(575)	18,109	781
Liabilities (CHF million)
Customer deposits	474	0	0	0	0	0	(27)	0	35	0	0	0	(22)	(27)	433	9
Obligation to return securities received as collateral	1	0	0	173	(1)	0	0	0	0	0	0	0	0	(3)	170	0
Trading liabilities	3,854	513	(904)	210	(195)	1,602	(1,276)	184	(151)	(5)	0	0	0	(105)	3,727	577
of which derivatives	3,801	497	(904)	0	(3)	1,602	(1,276)	184	(136)	(5)	0	0	0	(103)	3,657	575
of which equity/index-related derivatives	1,921	126	(493)	0	0	585	(486)	69	(262)	0	0	0	0	(59)	1,401	274
of which credit derivatives	1,211	333	(373)	0	0	896	(574)	117	(21)	0	0	0	0	(31)	1,558	135
Short-term borrowings	997	52	(200)	0	0	470	(706)	(2)	(118)	0	0	0	0	(13)	480	(40)
Long-term debt	12,749	1,720	(5,514)	0	0	4,294	(3,614)	461	(1,241)	0	0	87	(165)	(272)	8,505	(107)
of which structured notes over one year and up to two years	891	186	(423)	0	0	632	(435)	28	(111)	0	0	1	5	(18)	756	(30)
of which structured notes over two years	11,458	707	(5,077)	0	0	3,631	(3,140)	433	(1,138)	0	0	87	(170)	(245)	6,546	(89)
Other liabilities	1,367	168	(112)	195	(227)	64	(283)	(27)	(17)	0	84	0	0	(27)	1,185	44
Total liabilities at fair value	19,442	2,453	(6,730)	578	(423)	6,430	(5,906)	616	(1,492)	(5)	84	87	(187)	(447)	14,500	483
Net assets/(liabilities) at fair value	(3,108)	2,111	4,470	6,728	(7,081)	(4,116)	3,169	(393)	1,987	4	(134)	(87)	187	(128)	3,609	298
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues. As of 6M20, changes in net unrealized gains/(losses) of CHF 284 million and CHF (36) million were recorded in trading revenues and other revenues, respectively, and changes in unrealized (gains)/losses of CHF 50 million were recorded in Gains/(losses) on liabilities relating to credit risk in Accumulated other comprehensive income/(loss).

2 Includes an adjustment of CHF 119 million reflecting the impact of applying the fair value option on certain loans (previously held at amortized cost) at the adoption of the ASU 2019-05.

Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
Gains/(losses) attributable to changes in investment-specific credit risk
	Gains/(losses) recorded into AOCI			[1]	Gains/(losses) recorded in AOCI transferred to net income		[1]
in	6M21	Cumulative	6M20		6M21	6M20
Financial instruments (CHF million)
Customer deposits	13	(64)	23		0	0
Short-term borrowings	13	(55)	(22)		0	0
Long-term debt	(21)	(2,397)	1,723		77	99
of which treasury debt over two years	(321)	(1,044)	1,306		0	0
of which structured notes over two years	269	(1,262)	300		77	99
Total	5	(2,516)	1,724		77	99
1 Amounts are reflected gross of tax.

Fair Value, Option, Quantitative Disclosures [Table Text Block]
Difference between the fair value and the unpaid principal balances of fair value option-elected financial instruments
	6M21			2020
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,465	69,314	151	57,994	57,895	99
Loans	11,101	11,804	(703)	11,408	12,079	(671)
Other assets [1]	9,448	12,122	(2,674)	7,834	10,090	(2,256)
Due to banks and customer deposits	(538)	(471)	(67)	(578)	(489)	(89)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(11,080)	(11,079)	(1)	(13,688)	(13,672)	(16)
Short-term borrowings	(8,554)	(8,556)	2	(10,740)	(10,632)	(108)
Long-term debt [2]	(68,486)	(70,327)	1,841	(70,243)	(73,175)	2,932
Other liabilities	(883)	(1,844)	961	(616)	(1,569)	953

Non-performing and non-interest-earning loans [3]	591	3,543	(2,952)	543	3,364	(2,821)
1 Primarily loans held-for-sale.
2
Long-term debt includes both principal-protected and non-principal protected instruments. For non-principal-protected instruments, the original notional amount has been reported in the aggregate unpaid principal.

3 Included in loans or other assets.
Gains and losses on financial instruments
	6M21		6M20
in	Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	18	[1]	1	[1]
of which related to credit risk	8		(6)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	306	[1]	789	[1]
Other investments	293	[2]	205	[3]
of which related to credit risk	0		1
Loans	277	[1]	(247)	[3]
of which related to credit risk	59		(575)
Other assets	405	[1]	416	[1]
of which related to credit risk	173		(19)
Due to banks and customer deposits	(37)	[3]	(39)	[3]
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(29)	[1]	(82)	[1]
Short-term borrowings	(406)	[3]	(16)	[3]
of which related to credit risk	(1)		1
Long-term debt	(3,347)	[3]	1,842	[3]
of which related to credit risk	0		14
Other liabilities	120	[2]	(102)	[3]
of which related to credit risk	67		(124)
1 Primarily recognized in net interest income.
2 Primarily recognized in other revenues.
3 Primarily recognized in trading revenues.

Fair Value, by Balance Sheet Grouping [Table Text Block]
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
6M21 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	25,179	0	25,180	0	25,180
Loans	293,508	0	288,871	13,252	302,123
Other financial assets [1]	160,724	144,457	16,058	273	160,788
Financial liabilities
Due to banks and customer deposits	415,020	239,969	175,118	0	415,087
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,941	0	9,941	0	9,941
Short-term borrowings	17,665	0	17,666	0	17,666
Long-term debt	95,807	0	95,840	2,955	98,795
Other financial liabilities [2]	14,484	0	14,069	382	14,451
2020 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,139	0	21,139	0	21,139
Loans	285,570	0	281,097	14,534	295,631
Other financial assets [1]	154,441	137,763	16,399	302	154,464
Financial liabilities
Due to banks and customer deposits	403,704	235,477	168,262	0	403,739
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,256	0	10,256	0	10,256
Short-term borrowings	10,568	0	10,569	0	10,569
Long-term debt	90,035	0	90,716	2,317	93,033
Other financial liabilities [2]	16,131	0	15,694	403	16,097
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes cash collateral on derivative instruments and interest and fee payables.